Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	May 31, 2024	Nov. 30, 2023	Nov. 30, 2022
Current assets
Cash	$ 72,508	$ 48,197	$ 114
Prepaids and other current assets	55,362		13,767
Total current assets	127,870	48,197	13,881
Other assets
Intangible assets, net			111,970
Total other assets			111,970
TOTAL ASSETS	127,870	48,197	125,851
Current liabilities
Accounts payable and accrued expenses	1,535,592	237,143	476
Accrued payroll - related party			49,000
Convertible note, net of discount	260,000	250,000
Note Payable	36,609
Related party loan	641,500	600,000	72,774
Total current liabilities	2,473,701	1,087,143	122,250
Total Liabilities	2,473,701	1,087,143	122,250
Stockholders’ equity (deficit)
Preferred stock, authorized 100,000 shares, $.001 par value, 100,000 and 0 shares issued and outstanding, respectively	100	100
Common stock, authorized 1,000,000,000 shares, $.001 par value, 502,233,691 and 514,333,691 shares issued and outstanding at May 31, 2024 ended November 30, 2023, respectively	502,234	514,334	7,105
Treasury stock	(435,000)	(435,000)
Additional paid in capital	1,774,446	995,541	120,255
Accumulated earnings (deficit)	(4,187,611)	(2,113,921)	(123,759)
Total stockholders’ (deficit) equity	(2,345,831)	(1,038,946)	3,601
Total liabilities and stockholders’ equity	$ 127,870	$ 48,197	$ 125,851